Vanguard Variable Insurance Fund International Portfolio

Supplement to the Prospectus and Summary Prospectus Dated September 30, 2013

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisors”:

Portfolio Managers

James K. Anderson, Partner of Baillie Gifford & Co. (the 100% owner of Baillie Gifford Overseas Ltd.) and Head of Global Equities. He has managed a portion of the Portfolio since 2003 (co-managed since 2013).

Kave Sigaroudinia, Partner of Baillie Gifford & Co. (the 100% owner of Baillie Gifford Overseas Ltd.). He has co-managed a portion of the Portfolio since 2013.

Greg Aldridge, Portfolio Manager at M&G. He has managed a portion of the Portfolio since 2008.

Simon Webber, CFA, Portfolio Manager of Schroders’ Global and International Equities. He has managed a portion of the Portfolio since 2009.

Prospectus Text Changes

The following replaces similar text in the Investment Advisors section:

The managers primarily responsible for the day-to-day management of the International Portfolio are:

James K. Anderson, Partner of Baillie Gifford & Co. (the 100% owner of Baillie Gifford Overseas Ltd.) and Head of Global Equities. He has managed assets with Baillie Gifford since 1985 and has managed a portion of the Portfolio since 2003 (co-managed since 2013). Education: B.A., University College, Oxford; Diploma, Bologna Center of Johns Hopkins University; M.A., Carleton Ottawa University.

(over, please)

Kave Sigaroudinia, Partner of Baillie Gifford & Co. (the 100% owner of Baillie Gifford Overseas Ltd.). He has worked in investment management with Baillie Gifford since 1999, has managed investment portfolios since 2001, and has co-managed a portion of the Portfolio since 2013. Education: M.A., University of Edinburgh.

Greg Aldridge, Portfolio Manager at M&G. He has worked in investment management with M&G since 2004, has managed investment portfolios since 2007, and has managed a portion of the Portfolio since 2008. Education: M.A., Cambridge University; M.B.A., INSEAD.

Simon Webber, CFA, Portfolio Manager of Schroders’ Global and International Equities. He has worked in investment management for Schroders since 1999, has managed assets since 2001, and has managed a portion of the Portfolio since 2009. Education: B.Sc., University of Manchester.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 110A 102013

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated September 30, 2013

Change to Vanguard Variable Insurance Fund International Portfolio

Virginie Maisonneuve no longer co-manages the portion of Vanguard Variable Insurance Fund International Portfolio advised by Schroder Investment Management North America Inc. (Schroders). Simon Webber remains as the sole portfolio manager for the portion of the Portfolio advised by Schroders.

All references to Ms. Maisonneuve in the Investment Advisory Services section are removed.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 064A 102013